S-K 1602(c) Dilution	Sep. 15, 2025 USD ($) $ / shares shares
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.31
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	$ (0.01)
Net Tangible Book Value | $	$ (113,860)
Net Tangible Book Value, Adjusted | $	$ 221,603,371
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	30,333,333
No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	$ (0.01)
Net Tangible Book Value | $	$ (113,860)
Net Tangible Book Value, Adjusted | $	$ 254,878,671
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	34,733,333
Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	$ (0.01)
Net Tangible Book Value | $	$ (113,860)
Net Tangible Book Value, Adjusted | $	$ 166,603,371
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	24,833,333
Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	$ (0.01)
Net Tangible Book Value | $	$ (113,860)
Net Tangible Book Value, Adjusted | $	$ 191,628,671
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	28,408,333
Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	$ (0.01)
Net Tangible Book Value | $	$ (113,860)
Net Tangible Book Value, Adjusted | $	$ 111,603,371
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,333,333
Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	$ (0.01)
Net Tangible Book Value | $	$ (113,860)
Net Tangible Book Value, Adjusted | $	$ 128,378,671
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	22,083,333
Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	$ (0.01)
Net Tangible Book Value | $	$ (113,860)
Net Tangible Book Value, Adjusted | $	$ 56,603,371
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,833,333
Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	$ (0.01)
Net Tangible Book Value | $	$ (113,860)
Net Tangible Book Value, Adjusted | $	$ 65,128,671
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,758,333
Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	$ (0.01)
Net Tangible Book Value | $	$ (113,860)
Net Tangible Book Value, Adjusted | $	$ 1,603,371
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	$ (0.01)
Net Tangible Book Value | $	$ (113,860)
Net Tangible Book Value, Adjusted | $	$ 1,878,671
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,433,333
Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ 7.34
Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.34
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.75
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.25
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.81
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	4.19
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.13
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	5.87
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.2
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	9.8
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.31
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.31
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.71
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.29
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.77
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	4.23
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.09
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	5.91
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.19
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	9.81
Increase attributable to public shareholders [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.32
Increase attributable to public shareholders [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.35
Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.72
Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.76
Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.78
Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.82
Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.1
Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.14
Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.2
Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.21
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.34
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.71
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.75
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.77
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.81
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.09
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.13
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.19
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	0.2
Dilution to public shareholders [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	2.69
Dilution to public shareholders [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	2.66
Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	3.29
Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	3.25
Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	4.23
Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	4.19
Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	5.91
Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	5.87
Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	9.81
Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 9.8
Net tangible book value deficit before this offering [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (113,860)
Net tangible book value deficit before this offering [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	(113,860)
Net tangible book value deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	(113,860)
Net tangible book value deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	(113,860)
Net tangible book value deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	(113,860)
Net tangible book value deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	(113,860)
Net tangible book value deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	(113,860)
Net tangible book value deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	(113,860)
Net tangible book value deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	(113,860)
Net tangible book value deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	(113,860)
Net proceeds from this offering and the sale of private warrants [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	221,870,000
Net proceeds from this offering and the sale of private warrants [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	254,870,000
Net proceeds from this offering and the sale of private warrants [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	221,870,000
Net proceeds from this offering and the sale of private warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	254,870,000
Net proceeds from this offering and the sale of private warrants [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	221,870,000
Net proceeds from this offering and the sale of private warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	254,870,000
Net proceeds from this offering and the sale of private warrants [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	221,870,000
Net proceeds from this offering and the sale of private warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	254,870,000
Net proceeds from this offering and the sale of private warrants [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	221,870,000
Net proceeds from this offering and the sale of private warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	254,870,000
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	122,531
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	122,531
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	122,531
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	122,531
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	122,531
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	122,531
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	122,531
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	122,531
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	122,531
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	122,531
Less: Overallotment liability [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(275,300)
Less: Overallotment liability [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(275,300)
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(275,300)
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(275,300)
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(275,300)
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Redemptions [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Redemptions [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(55,000,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(63,250,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(110,000,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(126,500,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(165,000,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(189,750,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(220,000,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (253,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary shares offered [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,325,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,650,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(16,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(18,975,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(22,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,300,000)
Representative Shares [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	1,000,000
Representative Shares [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	1,000,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	1,000,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	1,000,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	1,000,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	1,000,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	1,000,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	1,000,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	1,000,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	1,000,000